Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–25.54%
U.S. Treasury Floating Rate Notes–25.54%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.41%	01/31/2025	$ 15,500	$ 15,505,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.46%	01/31/2026	102,100	102,267,613
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	5.36%	04/30/2026	100,300	100,345,080
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	5.40%	07/31/2026	93,000	93,068,129
Total U.S. Treasury Securities (Cost $310,900,624)				311,185,822
		Expiration Date
Commodity-Linked Securities–4.94%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		07/25/2025	13,800	11,868,021
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/08/2025	14,700	16,051,256
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/08/2025	14,300	12,712,727
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index) (Canada)(b)(c)		07/11/2025	22,200	19,546,004
Total Commodity-Linked Securities (Cost $65,000,000)				60,178,008
			Shares
Money Market Funds–58.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)			199,058,471	199,058,471
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.51%(d)(e)			88,603,165	88,603,165
Invesco Treasury Obligations Portfolio, Institutional Class, 5.15%(d)(e)			336,300,000	336,300,000
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)			89,771,726	89,771,726
Total Money Market Funds (Cost $713,733,362)				713,733,362
Options Purchased–0.51%
(Cost $15,383,634)(f)				6,161,714
TOTAL INVESTMENTS IN SECURITIES–89.58% (Cost $1,105,017,620)				1,091,258,906
OTHER ASSETS LESS LIABILITIES–10.42%				126,936,272
NET ASSETS–100.00%				$1,218,195,178
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $60,178,008, which represented 4.94% of the Fund’s Net Assets.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$211,036,608	$196,556,826	$(208,534,963)	$-	$-	$199,058,471	$7,767,740
Invesco Liquid Assets Portfolio, Institutional Class	32,374,098	127,269,530	(159,645,673)	(5,890)	7,935	-	1,155,037
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	113,019,570	241,481,667	(265,898,072)	-	-	88,603,165	4,694,607
Invesco Treasury Obligations Portfolio, Institutional Class	375,500,000	-	(39,200,000)	-	-	336,300,000	14,282,014
Invesco Treasury Portfolio, Institutional Class	51,783,553	263,908,112	(225,919,939)	-	-	89,771,726	1,865,979
Total	$783,713,829	$829,216,135	$(899,198,647)	$(5,890)	$7,935	$713,733,362	$29,765,377

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	10/18/2024	90	EUR	4,100.00	EUR	3,690,000	$10,519
EURO STOXX 50 Index	Put	11/15/2024	90	EUR	4,000.00	EUR	3,600,000	14,221
EURO STOXX 50 Index	Put	12/20/2024	90	EUR	4,350.00	EUR	3,915,000	44,708
EURO STOXX 50 Index	Put	01/17/2025	90	EUR	4,400.00	EUR	3,960,000	57,760
EURO STOXX 50 Index	Put	03/21/2025	90	EUR	4,800.00	EUR	4,320,000	160,519
EURO STOXX 50 Index	Put	02/21/2025	90	EUR	4,600.00	EUR	4,140,000	101,493
EURO STOXX 50 Index	Put	04/17/2025	90	EUR	5,000.00	EUR	4,500,000	250,811
EURO STOXX 50 Index	Put	05/16/2025	90	EUR	4,800.00	EUR	4,320,000	204,156
EURO STOXX 50 Index	Put	06/20/2025	90	EUR	4,950.00	EUR	4,455,000	281,688
EURO STOXX 50 Index	Put	07/18/2025	90	EUR	4,900.00	EUR	4,410,000	269,026
EURO STOXX 50 Index	Put	08/16/2024	90	EUR	4,400.00	EUR	3,960,000	1,948
EURO STOXX 50 Index	Put	09/20/2024	90	EUR	4,200.00	EUR	3,780,000	6,526
FTSE 100 Index	Put	09/20/2024	50	GBP	7,500.00	GBP	3,750,000	6,749
FTSE 100 Index	Put	10/18/2024	50	GBP	7,500.00	GBP	3,750,000	12,855
FTSE 100 Index	Put	11/15/2024	50	GBP	7,275.00	GBP	3,637,500	14,462
FTSE 100 Index	Put	12/20/2024	50	GBP	7,450.00	GBP	3,725,000	26,354
FTSE 100 Index	Put	01/17/2025	50	GBP	7,625.00	GBP	3,812,500	42,102
FTSE 100 Index	Put	03/21/2025	50	GBP	7,625.00	GBP	3,812,500	60,421
FTSE 100 Index	Put	02/21/2025	50	GBP	7,550.00	GBP	3,775,000	47,244
FTSE 100 Index	Put	04/17/2025	50	GBP	7,850.00	GBP	3,925,000	93,845
FTSE 100 Index	Put	06/20/2025	50	GBP	8,275.00	GBP	4,137,500	189,940
FTSE 100 Index	Put	07/18/2025	50	GBP	8,200.00	GBP	4,100,000	183,191
FTSE 100 Index	Put	08/16/2024	50	GBP	7,500.00	GBP	3,750,000	1,607
FTSE 100 Index	Put	05/16/2025	50	GBP	8,100.00	GBP	4,050,000	140,768
MSCI Emerging Markets Index	Put	10/18/2024	62	USD	950.00	USD	5,890,000	17,825
MSCI Emerging Markets Index	Put	11/15/2024	62	USD	920.00	USD	5,704,000	22,010
MSCI Emerging Markets Index	Put	12/20/2024	62	USD	990.00	USD	6,138,000	63,860
MSCI Emerging Markets Index	Put	01/17/2025	62	USD	1,020.00	USD	6,324,000	99,510
MSCI Emerging Markets Index	Put	03/21/2025	62	USD	1,030.00	USD	6,386,000	147,250
MSCI Emerging Markets Index	Put	02/21/2025	62	USD	980.00	USD	6,076,000	80,910
MSCI Emerging Markets Index	Put	04/17/2025	62	USD	1,050.00	USD	6,510,000	196,230
MSCI Emerging Markets Index	Put	05/16/2025	62	USD	1,050.00	USD	6,510,000	212,970
MSCI Emerging Markets Index	Put	06/20/2025	62	USD	1,070.00	USD	6,634,000	274,040
MSCI Emerging Markets Index	Put	07/18/2025	62	USD	1,090.00	USD	6,758,000	365,490
MSCI Emerging Markets Index	Put	08/16/2024	62	USD	1,050.00	USD	6,510,000	17,980
MSCI Emerging Markets Index	Put	09/20/2024	62	USD	990.00	USD	6,138,000	16,120
Nikkei 225 Index	Put	09/13/2024	22	JPY	31,250.00	JPY	687,500,000	1,909
Nikkei 225 Index	Put	09/13/2024	22	JPY	32,000.00	JPY	704,000,000	3,378
Nikkei 225 Index	Put	12/13/2024	22	JPY	30,250.00	JPY	665,500,000	13,805
Nikkei 225 Index	Put	12/13/2024	22	JPY	31,750.00	JPY	698,500,000	22,763
Nikkei 225 Index	Put	12/13/2024	22	JPY	32,000.00	JPY	704,000,000	23,497
Nikkei 225 Index	Put	03/14/2025	22	JPY	32,000.00	JPY	704,000,000	58,743
Nikkei 225 Index	Put	03/14/2025	22	JPY	34,500.00	JPY	759,000,000	110,143
Nikkei 225 Index	Put	03/14/2025	22	JPY	38,500.00	JPY	847,000,000	290,044
Nikkei 225 Index	Put	06/13/2025	22	JPY	38,250.00	JPY	841,500,000	348,787
Nikkei 225 Index	Put	06/13/2025	22	JPY	36,750.00	JPY	808,500,000	259,938
Nikkei 225 Index	Put	06/13/2025	22	JPY	37,250.00	JPY	819,500,000	287,106
Nikkei 225 Index	Put	09/12/2025	22	JPY	38,000.00	JPY	836,000,000	384,033
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
S&P 500 Index	Put	08/16/2024	6	USD	4,650.00	USD	2,790,000	$780
S&P 500 Index	Put	09/20/2024	6	USD	4,600.00	USD	2,760,000	3,870
S&P 500 Index	Put	10/18/2024	6	USD	4,375.00	USD	2,625,000	5,130
S&P 500 Index	Put	11/15/2024	6	USD	4,275.00	USD	2,565,000	7,200
S&P 500 Index	Put	12/20/2024	6	USD	4,650.00	USD	2,790,000	18,720
S&P 500 Index	Put	01/17/2025	6	USD	4,800.00	USD	2,880,000	28,320
S&P 500 Index	Put	02/21/2025	6	USD	4,925.00	USD	2,955,000	41,400
S&P 500 Index	Put	03/21/2025	6	USD	5,225.00	USD	3,135,000	73,470
S&P 500 Index	Put	04/17/2025	6	USD	5,350.00	USD	3,210,000	95,130
S&P 500 Index	Put	05/16/2025	6	USD	5,100.00	USD	3,060,000	72,600
S&P 500 Index	Put	06/20/2025	6	USD	5,400.00	USD	3,240,000	116,850
S&P 500 Index	Put	07/18/2025	6	USD	5,600.00	USD	3,360,000	156,990
Total Index Options Purchased								$6,161,714

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	356	September-2024	$28,561,880	$(1,613,192)	$(1,613,192)
Gasoline Reformulated Blendstock Oxygenate Blending	316	August-2024	32,416,860	(489,266)	(489,266)
Low Sulphur Gas Oil	84	December-2024	6,184,500	(238,198)	(238,198)
New York Harbor Ultra-Low Sulfur Diesel	299	January-2025	30,811,053	(2,064,366)	(2,064,366)
WTI Crude	172	September-2024	13,216,480	(668,033)	(668,033)
Subtotal				(5,073,055)	(5,073,055)
Equity Risk
E-Mini Russell 2000 Index	1,082	September-2024	122,969,300	12,602,379	12,602,379
EURO STOXX 50 Index	290	September-2024	15,372,494	(105,789)	(105,789)
FTSE 100 Index	48	September-2024	5,157,114	92,973	92,973
MSCI Emerging Markets Index	2,295	September-2024	125,823,375	1,983,614	1,983,614
Nikkei 225 Index	216	September-2024	56,564,734	(109,302)	(109,302)
Subtotal				14,463,875	14,463,875
Interest Rate Risk
Australia 10 Year Bonds	1,922	September-2024	144,896,650	795,658	795,658
Canada 10 Year Bonds	1,313	September-2024	116,916,105	3,499,578	3,499,578
Euro-Bund	760	September-2024	109,994,253	1,866,977	1,866,977
Japan 10 Year Bonds	136	September-2024	129,567,905	(266,809)	(266,809)
Long Gilt	1,435	September-2024	183,037,550	4,162,780	4,162,780
U.S. Treasury Long Bonds	605	September-2024	73,072,656	2,650,700	2,650,700
Subtotal				12,708,884	12,708,884
Total Futures Contracts				$22,099,704	$22,099,704

(a)	Futures contracts collateralized by $67,843,045 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19%	Monthly	2,750	February—2025	USD	2,802,679	$—	$67,271	$67,271
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	45,200	October—2024	USD	6,567,664	—	566,745	566,745
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	46,700	February—2025	USD	9,450,385	—	5,992	5,992
Cargill, Inc.	Receive	Cargill Lean Hog Index	0.21	Monthly	1,000	March—2025	USD	52,286	—	2,387	2,387
Cargill, Inc.	Receive	Cargill Live Cattle Index	0.21	Monthly	1,500	November—2024	USD	153,773	—	515	515
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	112,500	October—2024	USD	17,750,261	—	224,595	224,595
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	136,000	February—2025	USD	6,723,622	—	44,486	44,486
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.12	Monthly	20,500	June—2025	USD	5,133,303	—	0	0
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	126,000	February—2025	USD	4,982,859	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	12,000	June—2025	USD	747,235	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	79,000	February—2025	USD	6,665,767	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	78,000	February—2025	USD	9,346,139	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.18	Monthly	472,000	December—2024	USD	12,249,910	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	100,500	February—2025	USD	15,883,191	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	71,000	February—2025	USD	7,959,540	—	0	0
Subtotal									—	911,991	911,991
Equity Risk
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	238,000	February—2025	USD	29,721,630	—	14,399	14,399
Subtotal — Appreciation									—	926,390	926,390
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19%	Monthly	25,300	February—2025	USD	8,125,047	$—	$(136,721)	$(136,721)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	49,500	February—2025	USD	5,923,388	—	(353,237)	(353,237)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	44,500	February—2025	USD	5,024,206	—	(416,961)	(416,961)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	57,300	February—2025	USD	8,225,661	—	(218,204)	(218,204)
Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	37,500	June—2025	USD	8,888,818	(109,355)	(268,515)	(159,160)
Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	57,700	February—2025	USD	9,497,328	—	(1,168,962)	(1,168,962)
Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	30,500	February—2025	USD	14,303,039	—	(810,525)	(810,525)
Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	93,000	December—2024	USD	4,174,538	—	(298,456)	(298,456)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	15,800	February—2025	USD	6,402,155	—	(432,149)	(432,149)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	75,000	February—2025	USD	9,507,548	—	(1,170,209)	(1,170,209)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	70,400	February—2025	USD	27,323,169	—	(129,276)	(129,276)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	37,800	February—2025	USD	14,103,346	—	(578,359)	(578,359)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	157,000	June—2025	USD	16,278,561	—	(730,625)	(730,625)
Subtotal									(109,355)	(6,712,199)	(6,602,844)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.10	Monthly	131,700	February—2025	USD	29,878,160	—	(326,987)	(326,987)
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	173,500	February—2025	USD	29,680,645	—	(180,440)	(180,440)
Goldman Sachs International	Receive	Systematic Volatility Carry DO Series 04 Excess Return Strategy	0.00	Monthly	280,000	February—2025	USD	30,049,600	—	(372,400)	(372,400)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	171,500	February—2025	USD	30,003,925	—	(182,668)	(182,668)
Subtotal									—	(1,062,495)	(1,062,495)
Subtotal — Depreciation									(109,355)	(7,774,694)	(7,665,339)
Total — Total Return Swap Agreements									$(109,355)	$(6,848,304)	$(6,738,949)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $17,228,919.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.335%	Monthly	7,400	September—2024	EUR	25,707,674	$—	$143,996	$143,996
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.399%	Monthly	420	November—2024	GBP	2,380,224	—	79,951	79,951
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.470%	Monthly	250	October—2024	GBP	1,405,428	—	62,210	62,210
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.325%	Monthly	200	August—2024	GBP	1,453,948	—	8,390	8,390
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.485%	Monthly	160	October—2024	GBP	1,150,002	—	23,625	23,625
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.550%	Monthly	750	October—2024	GBP	6,086,130	—	102,818	102,818
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR + 0.285%	Monthly	600	October—2024	EUR	2,058,774	—	39,416	39,416
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.310%	Monthly	350	October—2024	EUR	2,274,869	—	20,089	20,089
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.210%	Monthly	70,000	October—2024	JPY	262,503,500	—	621	621
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.870%	Monthly	2,730	October—2024	USD	20,253,788	—	266,312	266,312
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.398%	Monthly	2,868	November—2024	GBP	16,253,530	—	545,951	545,951
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.404%	Monthly	962	November—2024	GBP	5,451,846	$—	$183,126	$183,126
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	2,363	November—2024	GBP	17,178,396	—	99,122	99,122
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.400%	Monthly	787	November—2024	GBP	5,721,285	—	33,013	33,013
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	983	October—2024	GBP	7,976,888	—	134,760	134,760
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	327	October—2024	GBP	2,653,553	—	44,829	44,829
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.534%	Monthly	743	January—2025	GBP	6,009,488	—	127,362	127,362
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.534%	Monthly	247	January—2025	GBP	1,997,771	—	42,340	42,340
Subtotal — Appreciation									—	1,957,931	1,957,931
Equity Risk
Barclays Bank PLC	Receive	MSCI Japan Quality Index	TONAR - 0.200%	Monthly	11,519	August—2024	JPY	46,941,077	—	(20,599)	(20,599)
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.320%	Monthly	300	September—2024	EUR	1,997,656	—	(34,478)	(34,478)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.287%	Monthly	378,458	August—2024	JPY	1,436,615,214	—	(112,649)	(112,649)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.130%	Monthly	475,000	January—2025	JPY	1,799,067,250	—	(114,561)	(114,561)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.400%	Monthly	1,206,542	January—2025	JPY	4,579,997,236	—	(359,132)	(359,132)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.185%	Monthly	491,012	August—2024	JPY	2,000,923,001	$—	$(878,060)	$(878,060)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.000%	Monthly	100,000	October—2024	JPY	407,510,000	—	(178,827)	(178,827)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.190%	Monthly	1,467,469	January—2025	JPY	5,811,206,589	—	(1,496,917)	(1,496,917)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.325%	Monthly	3,600	January—2025	EUR	23,971,874	—	(413,742)	(413,742)
Citibank, N.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR + 0.310%	Monthly	400	October—2024	EUR	1,854,740	—	(57,221)	(57,221)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.200%	Monthly	70,000	August—2024	JPY	265,717,900	—	(20,836)	(20,836)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.090%	Monthly	70,000	August—2024	JPY	265,717,900	—	(20,836)	(20,836)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.180%	Monthly	60,000	August—2024	JPY	244,506,000	—	(107,296)	(107,296)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.780%	Monthly	2,040	October—2024	USD	21,224,262	—	(1,027,670)	(1,027,670)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.630%	Monthly	1,510	October—2024	USD	21,024,938	—	(457,379)	(457,379)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Quality Index	ESTR + 0.300%	Monthly	5,500	January—2025	EUR	25,455,320	—	(735,535)	(735,535)
Subtotal — Depreciation									—	(6,035,738)	(6,035,738)
Total — Total Return Swap Agreements									$—	$(4,077,807)	$(4,077,807)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $17,228,919.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100.00%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Cargill Lean Hog Index
	Long Futures Contracts
	Lean Hog	100.00%
Cargill Live Cattle Index
	Long Futures Contracts
	Live Cattle	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Coffee	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Cargill Coffee Front Index
	Long Futures Contracts
	Coffee	100.00%
Cargill Soybean Oil Index
	Long Futures Contracts
	Soybean Oil	100.00%
Cargill Sugar Index
	Long Futures Contracts
	Sugar	100.00%
Cargill Wheat Index
	Long Futures Contracts
	Wheat	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soymeal	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTR	—Euro Short-Term Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$311,185,822	$—	$311,185,822
Commodity-Linked Securities	—	60,178,008	—	60,178,008
Money Market Funds	713,733,362	—	—	713,733,362
Options Purchased	6,161,714	—	—	6,161,714
Total Investments in Securities	719,895,076	371,363,830	—	1,091,258,906
Other Investments - Assets*
Futures Contracts	27,654,659	—	—	27,654,659
Swap Agreements	—	2,884,321	—	2,884,321
	27,654,659	2,884,321	—	30,538,980
Other Investments - Liabilities*
Futures Contracts	(5,554,955)	—	—	(5,554,955)
Swap Agreements	—	(13,701,077)	—	(13,701,077)
	(5,554,955)	(13,701,077)	—	(19,256,032)
Total Other Investments	22,099,704	(10,816,756)	—	11,282,948
Total Investments	$741,994,780	$360,547,074	$—	$1,102,541,854

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund